ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) ¥ in Thousands			1 Months Ended						12 Months Ended
		Sep. 09, 2015 USD ($) shares	Dec. 20, 2017 CNY (¥)	Dec. 20, 2017 USD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2016 CNY (¥) shares	Sep. 29, 2016 CNY (¥) shares	Sep. 29, 2016 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 USD ($)	Sep. 26, 2016	Jan. 27, 2016
Noncontrolling Interest [Line Items]
Total consideration							¥ 41,670	$ 6,002,000			¥ 100,000	$ 14,403,000
Capital injected amount											¥ 174,000
Stock Repurchased During Period, Shares | shares											967,408	967,408	614,033
Interest Expense and Consultation Expense,Percentage			15.00%	15.00%
Payments to Acquire Equity Method Investments									¥ 97,799	$ 15,031,000	¥ 0		¥ 30,063
Percentage of Ownership in Equity Interest To Be Repurchased					75.00%
Consideration To Be Made on Acquisition of Equity Interest | $					$ 521,396,000
Annual Premium Percentage to be Paid					15.00%
Framework Agreement Term					4 years
Equity Method Investments									732,167		210,088			$ 112,532,000
Due to Related Parties, Noncurrent									350,969		0			53,943,000
Due from Affiliate, Current	[1]								0		53,141			$ 0
Business Combination, Consideration Transferred							¥ 41,670	$ 6,002,000			100,000	$ 14,403,000
Common Unit Value Authorized									¥ 1,009,000
prepayment for investments [Member]
Noncontrolling Interest [Line Items]
Equity Method Investments											181,500
advances from long-term investment [Member]
Noncontrolling Interest [Line Items]
Due to Related Parties, Noncurrent											528,896
prepayments and other curent assets [Member]
Noncontrolling Interest [Line Items]
Due from Affiliate, Current											53,141
CMSHK [Member]
Noncontrolling Interest [Line Items]
Payments to Acquire Equity Method Investments | $				$ 1,000
Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions | $										262,999
Percentage Of Interest In Partnership									26.07%					26.07%
Proceeds from Loan Originations									¥ 17,900	2,751,000
ZR Group [Member]
Noncontrolling Interest [Line Items]
Total consideration											7,500
Repayments of Debt			¥ 97,106	$ 14,925,000
Consideration To Be Made on Acquisition of Equity Interest											521,396
Business Combination, Consideration Transferred											¥ 7,500
ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount									¥ 396,281					$ 60,907,000
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions | $										746,001
Percentage Of Interest In Partnership									73.93%					73.93%
Shanghai Rongchi Medical Management Limited [Member]
Noncontrolling Interest [Line Items]
Common Unit Value Authorized									¥ 695,305					$ 106,866,000
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired									78.31%					78.31%	100.00%	100.00%
Total consideration									¥ 388,500	59,711,000
Business Acquisition, Percentage of Voting Interests Acquired									78.31%					78.31%	100.00%	100.00%
Business Combination, Consideration Transferred									¥ 388,500	$ 59,711,000
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Private Placement [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						1,483,000	926,000	926,000			6,666,666	6,666,666
Stock Repurchased During Period, Shares | shares									10,000	10,000
Sale of Stock, Percentage of Ownership after Transaction											85.34%	85.34%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired									55.00%					55.00%
Voting interest acquired																55.00%
Business Acquisition, Percentage of Voting Interests Acquired																55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired									54.80%					54.80%
Total consideration									¥ 182,000	$ 27,973,000
Business Acquisition, Percentage of Voting Interests Acquired									54.80%					54.80%
Business Combination, Consideration Transferred									¥ 182,000	27,973,000
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired									28.77%					28.77%
Total consideration									¥ 106,500	16,369,000
Business Acquisition, Percentage of Voting Interests Acquired									28.77%					28.77%
Business Combination, Consideration Transferred									¥ 106,500	16,369,000
CHS [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired						100.00%
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
CCM (HK) [Member]
Noncontrolling Interest [Line Items]
Capital injected amount | $		$ 40,728,000
CCM (HK) [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares | shares		61,302,441
Initial public offering of ordinary shares | $		$ 7,859,000
Percentage of equity interests acquired		14.29%
CCM (HK) [Member] | Asendium [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares | shares		366,685,949
Initial public offering of ordinary shares | $		$ 47,011,000
Percentage of equity interests acquired		85.71%
SHC [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		70.00%
SHC [Member] | Gopher [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		10.00%
Shanghai Huifu Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold															99.00%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired						70.00%
Business Acquisition, Percentage of Voting Interests Acquired						70.00%
Proceeds from Loan Originations									¥ 300,000	$ 46,109,000
PTC Houston Management [Member]
Noncontrolling Interest [Line Items]
Voting interest acquired						59.51%
Business Acquisition, Percentage of Voting Interests Acquired						59.51%
CCM Hospital Business [Member] | Cyber [Member]
Noncontrolling Interest [Line Items]
Total consideration						¥ 7,500
Business Combination, Consideration Transferred						7,500
CCM Hospital Business [Member] | Cyber [Member] | Common Class B [Member]
Noncontrolling Interest [Line Items]
Common Stock, Value, Subscriptions						166,299
CCM Hospital Business [Member] | Wealth in International Holdings Limited [Member] | Common Class A [Member]
Noncontrolling Interest [Line Items]
Common Stock, Value, Subscriptions						¥ 521,396

[1]	Prepayments to ZR Guofu represented the prepayment made for the annual interest expense and consultation expense as of December 31, 2016 (note 1).